Property & Equipment	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Proceeds from Sale of Property, Plant, and Equipment [Abstract]
Property & Equipment

10.      Property & Equipment

	Cost	Period Amortization	Disposal	Accumulated Amortization	Net Balance November 30, 2020
Quarter Ended November 30, 2020	$	$	$	$	$
Leasehold improvements	259,981	(13,509)	—	(100,120)	159,861
Computers	63,964	(4,920)	—	(36,789)	27,175
Furniture fixtures equipment	34,220	(1,604)	(3,094)	(11,608)	19,518
Lab equipment	291,235	(10,967)	—	(45,434)	245,801
	649,400	(31,001)	(3,094)	(193,951)	452,355

	Cost	Period Amortization	Accumulated Amortization	Net Balance August 31, 2020
Year Ended August 31, 2020	$	$	$	$
Leasehold improvements	259,981	(53,268)	(86,610)	173,371
Computers	63,964	(19,681)	(31,869)	32,095
Furniture fixtures equipment	34,220	(7,036)	(13,097)	21,123
Lab equipment	291,235	(27,921)	(34,467)	256,768
	649,400	(107,906)	(166,043)	483,357

During the three month period ended November 30, 2020, $4,790 of amortization was included in the cost of inventory.

10.         Property & Equipment

Year Ended August 31, 2020	Cost $	Amortization $	Accumulated Amortization $	Net Balance August 31, 2020 $
Leasehold improvements	259,981	(53,268)	(86,610)	173,371
Computers	63,964	(19,681)	(31,869)	32,095
Furniture fixtures equipment	34,220	(7,036)	(13,097)	21,123
Lab equipment	291,235	(27,921)	(34,467)	256,768
	649,400	(107,906)	(166,043)	483,357

				Net Balance
Year Ended August 31, 2019	Cost	Amortization	Accumulated Amortization	August 31, 2019
	$	$	$	$
Leasehold improvements	259,981	(33,342)	(33,342)	226,639
Computers	63,964	(12,187)	(12,187)	51,777
Furniture fixtures equipment	34,220	(4,205)	(6,062)	28,158
Lab equipment	291,235	(6,546)	(6,546)	284,689
	649,400	(56,281)	(58,137)	591,263

During the period $1,928 of amortization was included in the cost of inventory.